Taxation - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 0
Income tax expenses	€ 249,000
Netherlands [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of income tax rate effectively owed	75.00%
Tax rate	5.00%
Estimated effective tax rate	25.00%
Income tax expenses	€ 0
United States [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate	40.00%	40.00%
Income tax expenses	€ 200,000	€ 0
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	€ 149,200,000	€ 101,100,000